Long-term investments - Maximum Exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investments [Line Items]
Equity method investment in Cespira	$ 44,028	$ 42,714
Cespira
Schedule of Investments [Line Items]
Accounts receivable due from Cespira	$ 289	$ 274